ABERDEEN STANDARD INVESTMENTS ETFs

(the “Trust”)

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

Aberdeen Bloomberg Industrial Metals Strategy K-1 Free ETF

(each a “Fund” and together the “Funds”)

Supplement dated September 3, 2021 to the Funds’ Statutory Prospectus and Statement of Additional Information, each dated August 3, 2021

Name Changes of the Trust and Funds

The Board of Trustees of the Trust (the “Board”) has approved the following changes to the name of the Trust and each Fund effective September 22, 2021:

Current Trust Name	New Trust Name
Aberdeen Standard Investments ETFs	abrdn ETFs

Current Fund Name	New Fund Name
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Aberdeen Bloomberg Industrial Metals Strategy K-1 Free ETF	abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF

The ticker symbol for each Fund will remain the same.

Accordingly, effective September 22, 2021, all references in the Funds' Statutory Prospectus and Statement of Additional Information to the current Trust name and current Fund names are replaced with the new Trust name and new Fund names.

Please retain this Supplement for future reference.